Borrowings (Details)	12 Months Ended
Jun. 30, 2025
Borrowings [Line Items]
Maturity term	12 months
Minimum [Member]
Borrowings [Line Items]
Capital loan annual interest rate	3.36%
Maximum [Member]
Borrowings [Line Items]
Capital loan annual interest rate	3.85%